CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 119,545	$ 98,596
Short term investments	82,826	199,955
Trade receivables (net of allowance for doubtful accounts of $ 6,206 and $ 6,374 at December 31, 2013 and 2012, respectively)	189,323	155,426
Other receivables and prepaid expenses	39,849	37,626
Inventories	13,448	13,897
Deferred tax assets	15,625	15,564
Total current assets	460,616	521,064
LONG-TERM ASSETS:
Long term investments	240,782	146,154
Other long-term assets	33,253	28,676
Property and equipment, net	44,343	41,278
Other intangible assets, net	170,125	228,746
Goodwill	707,939	695,027
Total long-term assets	1,196,442	1,139,881
Total assets	1,657,058	1,660,945
CURRENT LIABILITIES:
Trade payables	25,962	20,553
Deferred revenues and advances from customers	144,536	150,424
Accrued expenses and other liabilities	213,693	212,452
Total current liabilities	384,191	383,429
LONG-TERM LIABILITIES:
Accrued severance pay	26,652	24,327
Deferred tax liabilities	37,841	58,341
Other long-term liabilities	3,578	3,760
Total long-term liabilities	68,071	86,428
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 1 par value: Authorized: 125,000,000 shares at December 31, 2013 and 2012; Issued: 68,275,245 and 66,346,119 shares at December 31, 2013 and 2012, respectively; Outstanding: 60,096,547 and 60,248,699 shares at December 31, 2013 and 2012, respectively	17,212	16,666
Additional paid-in capital	1,112,367	1,045,733
Treasury shares at cost - 8,178,698 and 6,097,420 Ordinary shares at December 31, 2013 and 2012, respectively	(283,851)	(203,907)
Accumulated other comprehensive income	12,401	12,194
Retained earnings	346,667	320,402
Total shareholders' equity	1,204,796	1,191,088
Total liabilities and shareholders' equity	$ 1,657,058	$ 1,660,945